Rights of Use Assets and Lease Liabilities - Additional Information (Detail)	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2021	Jun. 30, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Lease term		10 years
Barcelona
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	10 years
Plant and Machinery | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term			3 years
Plant and Machinery | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term			20 years
Motor vehicles | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term			3 years
Motor vehicles | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term			5 years
Office equipment
Disclosure of quantitative information about right-of-use assets [line items]
Lease of low value assets recognized for exemptions			5,000